STOCK-BASED COMPENSATION - Restricted stock activity (Details) - 2013 Incentive Plan [Member] - shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance	965,000	2,815,000
Awarded	0	0
Vested	(965,000)	(1,850,000)
Forfeited	0	0
Non Vested, Ending Balance	0	965,000